Property and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property and equipment
13.    Property and equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2019	$6,301	$3,449,527	$474,060	$53,736	$30,918	$49,404	$14,253	$4,078,199
Transfer of pre-delivery payments	—	78,143	(78,143)	—	—	—	—	—
Additions	—	109,286	67,357	2,693	2,450	3,269	4,436	189,491
Disposals	—	(184,685)	—	(102)	(570)	(134)	(340)	(185,831)
Assets held for sale	—	(413,677)	—	—	—	—	—	(413,677)
Reclassifications	—	—	—	10	—	12,752	(12,762)	—

Balance at December 31, 2019	$6,301	$3,038,594	$463,274	$56,337	$32,798	$65,291	$5,587	$3,668,182
Transfer of pre-delivery payments	—	49,860	(49,860)	—	—	—	—	—
Additions	—	39,492	—	582	221	566	3,204	44,065
Disposals	—	(34,626)	—	(306)	(223)	(780)	—	(35,935)
Assets held for sale	—	(554,790)	—	—	—	—	—	(554,790)
Reclassifications	—	244	(5,600)	—	—	2,382	(2,626)	(5,600)

Balance at December 31, 2020	$6,301	$2,538,774	$407,814	$56,613	$32,796	$67,459	$6,165	$3,115,922
Transfer of pre-delivery payments	—	284,170	(284,170)	—	—	—	—	—
Additions	—	75,080	347,010	525	1,114	290	11,296	435,315
Disposals	—	(36,351)	—	(3,576)	(140)	(3,139)	—	(43,206)
Reclassifications	—	1,028	5,600	—	135	657	(1,877)	5,543
Reclassifications from assets held for sale	—	62,875	—	—	—	—	—	62,875

Balance at December 31, 2021	$6,301	$2,925,576	$476,254	$53,562	$33,905	$65,267	$15,584	$3,576,449
Accumulated depreciation and impairment -
Balance at January 1, 2019	$—	$(1,283,740)	$—	$(40,681)	$(25,086)	$(30,561)	$—	$(1,380,068)
Depreciation for the year	—	(148,832)	—	(3,292)	(2,938)	(5,757)	—	(160,819)
Disposals	—	178,168	—	102	518	—	—	178,788
Assets held for sale	—	226,319	—	—	—	—	—	226,319

Balance at December 31, 2019	$—	$(1,028,085)	$—	$(43,871)	$(27,506)	$(36,318)	$—	$(1,135,780)
Depreciation for the year	—	(126,988)	—	(3,121)	(3,134)	(5,759)	—	(139,002)
Disposals	—	32,335	—	290	179	295	—	33,099
Impairment	—	—	—	—	—	—	(4)	(4)
Assets held for sale	—	273,251	—	—	—	—	—	273,251

Balance at December 31, 2020	$—	$(849,487)	$—	$(46,702)	$(30,461)	$(41,782)	$(4)	$(968,436)
Depreciation for the year	—	(127,432)	—	(2,576)	(1,639)	(4,696)	—	(136,343)
Disposals	—	34,893	—	3,501	137	2,503	—	41,034

Balance at December 31, 2021	$—	$(942,026)	$—	$(45,777)	$(31,963)	$(43,975)	$(4)	$(1,063,745)
Carrying amounts -
At December 31, 2019	$6,301	$2,010,509	$463,274	$12,466	$5,292	$28,973	$5,587	$2,532,402

At December 31, 2020	$6,301	$1,689,287	$407,814	$9,911	$2,335	$25,677	$6,161	$2,147,486

At December 31, 2021	$6,301	$1,983,550	$476,254	$7,785	$1,942	$21,292	$15,580	$2,512,704

Flight equipment
Flight equipment includes aircraft, engines, aircraft components, and major maintenance of own and leased aircraft.
During 2021, the Company capitalized seven Boeing 737 MAX aircraft (2020: one Boeing 737 MAX aircraft). The Company acquired these aircraft mainly through financing from the Export-Import Bank of the United States (the “EXIM Bank”). These arrangements establish quarterly payments of obligations, and have a term of 12 years.
Aircraft with a carrying value of $1.5 billion (include aircraft acquired through JOLCO) are pledged as collateral for the obligation of the special purpose entities as of December 31, 2021 (2020: $1.3 billion).
During 2021 and 2020, the Company identified indicators of impairment in its CGU due the capacity reductions, the temporary grounding of part of its fleet, following by the reduction in air traffic as a result of the
Covid-19
pandemic. To determine whether impairment exists, the recoverable amount at the level of the CGU, was determined using cash flow projections from financial forecasts approved by senior management covering a five-year period. The pre-tax
discount rate applied to cash flow projections was 13.6% (2020: 13.8%). As a result of this analysis, the Company determined the recoverable amount of the CGU was in excess of its book value and, therefore, no impairment was recorded (See note 16).
Purchase deposits for flight equipment
As of December 31, 2021 the additions for $347.0 million include $276.9 million of advance payments paid on aircraft purchase contracts made during 2021.
During the first quarter of 2021, the Company reached an agreement with Boeing regarding compensation related to the Boeing 737 MAX grounding. The terms of the agreement are confidential, but the Company has received compensation in the form of certain credits concurrent with the aircraft deliveries and other considerations, including a revised delivery stream. In accordance with applicable accounting principles, the Company accounted for substantially all the compensation received from Boeing as a reduction in cost basis of the aircraft. No material financial impacts of the agreement were recorded in the Company’s earnings during the year ended December 31, 2021.
As of December 31, 2021 the total amount of purchase deposits for flight equipment corresponds to the future purchase of MAX aircraft (see note 27).
As of December 31, 2020 there were no additions to purchase deposits.
Other property and equipment
During 2021, the Company capitalized under “Leasehold improvements” $0.7 million of remodeling projects for airport facilities and offices.
As of December 31, 2021 and 2020, construction in progress mainly includes the construction of the new VIP lounge in the Terminal 2 of Tocumen airport and other remodeling projects for airport facilities and offices.
During 2020, the Company capitalized under “Leasehold improvements” $1.6 million for improvements to the Training Center located at the Ciudad del Saber in Panama City, and $0.8 million in other remodeling projects for airport facilities and offices.

Assets held for sale
Embraer 190 fleet
In November 2019, the Company announced its decision to accelerate the exit of its Embraer 190 fleet and initiated an active program to locate a buyer to sell the remaining 14 aircraft, spare engines, spare parts and inventory by 2020.
In June 2020, the Company updated the fair value less cost to sell of the Embraer 190 fleet and related assets and recognized additional impairment losses of $49.5 million, which have been included under “Impairment of non-financial
assets” in the accompanying consolidated statement of profit or loss.
During the third quarter of 2020 the Company signed the contract for the sale of 14
EMB-190s,
6 spare engines, expendables, spare parts and supplies, and an EMB 190 flight simulator.
As of December 31, 2021, the Company has completed the delivery of the Embraer 190 assets according to the sales plan, no significant additional gain or loss was recognized on the sale.
Boeing
737-700
fleet
In August 2020, motivated by the decrease in demand as a consequence of
Covid-19,
the Board of Directors of the Company approved the plan to sell fourteen aircraft Boeing
737-700.
As of December 31, 2020, this decision resulted in impairment losses of $191.2 million.
During 2021, the Company signed an agreement for the sale of three Boeing
737-700
and four spare engines. As of December 31, 2021, the Company has completed the sale of the assets according to the sales plan, no significant additional gain or loss was recognized on the sale.
Due to an increase in demand in the region, the Board of Directors approved to keep the remaining eleven Boeing
737-700
for a period of three years. The Company reclassified these aircraft to property and equipment since the classification as assets held for sale is no longer met, and proceeded to measure the aircraft at its fair value less cost of disposal determined considering sales contracts.
This reclassification resulted in reversal of impairment losses of $5.4 million, which have been included under “Impairment of non-financial
assets” in the accompanying consolidated statement of profit or loss.